UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY                   2/14/05
----------------------        ------------------------        -----------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     87
Form 13F Information Table Value Total:  $1,429,058.90
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name

1.        28-10580                           Karsch Associates, LLC
2.        28-10579                           Karsch Capital II, LP
3.        28-10586                           Karsch Capital, Ltd.
----         --------------------            ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                         December 31, 2004

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8

                                                           MARKET
                                 TITLE                     VALUE      SHRS OR   SH/ PUT/  INVSTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP     (x1000)     PRN AMT   PRN CALL  DISCRETN  MGRS   SOLE       SHARED  NONE
--------------                   --------       -----      -----      -------   --- ----  --------  ----   ----       ------  ----
ACTIVISION INC NEW               COM NEW        004930202  18,949.02    939,000 SH        Sole      NONE     939,000  0       0
ADVANCED MEDICAL OPTICS INC      COM            00763m108  29,165.38    708,930 SH        Sole      NONE     708,930  0       0
AGERE SYSTEMS INC                CL B           00845v209      67.50     50,000 SH        Sole      NONE      50,000  0       0
ALAMOSA HLDS INC                 COM            011589108  29,790.83  2,389,000 SH        Sole      NONE   2,389,000  0       0
ALLMERICA FINL CORP              COM            019754100  17,508.24    533,300 SH        Sole      NONE     533,300  0       0
ALTRIA GROUP INC                 COM            02209s103   7,671.11    125,550 SH        Sole      NONE     125,550  0       0
AMERICA MOVIL S A DE C V         SPON ADR L SHS 02364w105  32,446.53    619,800 SH        Sole      NONE     619,800  0       0
AMERICAN TOWER CORP              CL A           029912201  57,294.66  3,113,840 SH        Sole      NONE   3,113,840  0       0
AMERIGROUP CORP                  COM            03073t102   9,881.20    130,600 SH        Sole      NONE     130,600  0       0
AMPHENOL CORP NEW                CL A           032095101  14,556.39    396,200 SH        Sole      NONE     396,200  0       0
AMR CORP                         COM            001765106   3,467.87    316,700 SH        Sole      NONE     316,700  0       0
APPLE COMPUTER INC               COM            037833100   2,310.67     35,880 SH        Sole      NONE      35,880  0       0
ARVINMERITOR INC                 COM            043353101  12,052.96    538,800 SH        Sole      NONE     538,800  0       0
ATARI INC                        COM            04651M105     705.84    240,900 SH        Sole      NONE     240,900  0       0
AUTOZONE, INC                    COM            053332102  19,357.72    212,000 SH        Sole      NONE     212,000  0       0
AVAYA INC                        COM            053499109  11,964.32    695,600 SH        Sole      NONE     695,600  0       0
BILL BARRETT CORP                COM            06846n104   5,278.35    165,000 SH        Sole      NONE     165,000  0       0
CENTENE CORP DEL                 COM            15135b101   7,909.65    279,000 SH        Sole      NONE     279,000  0       0
CINCINNATI BELL INC NEW          COM            171871106  23,098.90  5,566,000 SH        Sole      NONE   5,566,000  0       0
CIRCUIT CITY STORES INC          COM            172737108  18,011.02  1,151,600 SH        Sole      NONE   1,151,600  0       0
COGNIZANT TECHNOLOGY SOLUTIO     CL A           192446102  14,496.37    342,461 SH        Sole      NONE     342,461  0       0
COMCAST CORP NEW                 CL A SPL       20030n200  13,497.24    411,000 SH        Sole      NONE     411,000  0       0
COOPER COS                       COM NEW        216648402  25,341.81    359,000 SH        Sole      NONE     359,000  0       0
COPART INC                       COM            217204106   6,197.57    235,470 SH        Sole      NONE     235,470  0       0
CROSS CTRY HEALTHCARE INC        COM            227483104   2,938.00    162,500 SH        Sole      NONE     162,500  0       0
CROWN HOLDINGS INC               COM            228368106  22,257.43  1,619,900 SH        Sole      NONE   1,619,900  0       0
DANA CORP                        COM            235811106   1,334.41     77,000 SH        Sole      NONE      77,000  0       0
DEVRY INC DEL                    COM            251893103   1,857.52    107,000 SH        Sole      NONE     107,000  0       0
DIGENE CORP                      COM            253752109     370.55     14,170 SH        Sole      NONE      14,170  0       0
DOMINO'S PIZZA INC               COM            25754a201   1,987.01    111,630 SH        Sole      NONE     111,630  0       0
DREAMWORKS ANIMATION SKG INC     COM            26153c103     724.69     19,320 SH        Sole      NONE      19,320  0       0
EBAY INC                         COM            278642103  20,134.03    173,062 SH        Sole      NONE     173,062  0       0
FIRST HORIZON PHARMACEUTICALCM   COM            32051k106  17,747.88    775,355 SH        Sole      NONE     775,355  0       0
FIRST MARBLEHEAD CORPORATIONCM   COM            320771108  32,490.00    577,600 SH        Sole      NONE     577,600  0       0
FOX ENTMT GROUP INC              CL A           35138t107   4,588.97    146,800 SH        Sole      NONE     146,800  0       0
FREESCALE SEMICONDUCTOR, INC     COM CL A       35687m107   4,338.64    243,470 SH        Sole      NONE     243,470  0       0
FRSCLE SEMICONDUCTOR INC         CL B           35687M206  27,305.54  1,487,230 SH        Sole      NONE   1,487,230  0       0
GAYLORD ENTMT CO NEW             COM            367905106  11,636.71    280,200 SH        Sole      NONE     280,200  0       0
GEMSTAR-TV GUIDE INTL INC        COM            36866w106  15,268.27  2,579,100 SH        Sole      NONE   2,579,100  0       0
HARRAHS ENTMT INC                COM            413619107  12,976.66    194,000 SH        Sole      NONE     194,000  0       0
HOLLYWOOD ENTMT CORP             COM            436141105  10,838.52    828,000 SH        Sole      NONE     828,000  0       0
HOSPIRA INC                      COM            441060100   9,715.00    290,000 SH        Sole      NONE     290,000  0       0
HOUSEVALUES INC                  COM            44183y102   1,126.50     75,000 SH        Sole      NONE      75,000  0       0
INTEL CORP                       COM            458140100  33,775.16  1,444,000 SH        Sole      NONE   1,444,000  0       0
ISHARES TR                       RUSSEL 2000    464287655   2,527.84     19,520 SH        Sole      NONE      19,520  0       0
ITT EDUCATIONAL SERVICES INC     COM            45068b109  18,496.95    389,000 SH        Sole      NONE     389,000  0       0
L-3 COMMUNICATIONS HLDGS INC     COM            502424104   1,951.85     26,650 SH        Sole      NONE      26,650  0       0
LABORATORY AMER HLDGS            COM NEW        50540r409   4,882.36     98,000 SH        Sole      NONE      98,000  0       0
LAIDLAW INTERNATIONAL INC        COM            50730r102  56,229.57  2,627,550 SH        Sole      NONE   2,627,550  0       0
LAS VEGAS SANDS CORP             COM            517834107   4,392.00     91,500 SH        Sole      NONE      91,500  0       0
LAUREATE EDUCATION INC           COM            518613104  45,844.65  1,039,797 SH        Sole      NONE   1,039,797  0       0
LEHMAN BROS HLDGS INC            COM            524908100  19,770.48    226,000 SH        Sole      NONE     226,000  0       0
LEVEL 3 COMMUNICATIONS INC       COM            52729n100   3,203.55    945,000 SH        Sole      NONE     945,000  0       0
LIBERTY MEDIA CORP NEW           COM SER A      530718105  29,228.76  2,662,000 SH        Sole      NONE   2,662,000  0       0
MCI INC                          COM            552691107  19,897.92    987,000 SH        Sole      NONE     987,000  0       0
MERRILL LYNCH & CO INC           COM            590188108  33,058.79    553,100 SH        Sole      NONE     553,100  0       0
MGM MIRAGE                       COM            552953101  16,315.58    224,300 SH        Sole      NONE     224,300  0       0
NETGEAR INC                      COM            64111q104  22,720.88  1,251,150 SH        Sole      NONE   1,251,150  0       0
NEW CENTURY FINANCIAL CORP       COM            6435ev108  34,332.45    537,200 SH        Sole      NONE     537,200  0       0
NEXTEL COMMUNICATIONS INC        CL A           65332v103   7,790.60    259,600 SH        Sole      NONE     259,600  0       0
NII HLDGS INC                    CL B NEW       62913f201   4,507.28     94,990 SH        Sole      NONE      94,990  0       0
NRG ENERGY INC                   COM  NEW       629377508  31,832.15    883,000 SH        Sole      NONE     883,000  0       0
NVIDIA CORP                      COM            67066G104  34,720.37  1,473,700 SH        Sole      NONE   1,473,700  0       0
OMNICARE INC                     COM            681904108  17,084.97    493,500 SH        Sole      NONE     493,500  0       0
OWENS ILLINOIS INC               COM NEW        690768403  20,271.75    895,000 SH        Sole      NONE     895,000  0       0
P G & E CORP                     COM            69331c108   8,768.61    263,480 SH        Sole      NONE     263,480  0       0
PEP BOYS MANNY MOE & JACK        COM            713278109   3,970.48    232,600 SH        Sole      NONE     232,600  0       0
PRICE COMMUNICATIONS CORP        COM NEW        741437305  12,637.48    679,800 SH        Sole      NONE     679,800  0       0
RAYOVAC CORP                     COM            755081106   8,908.24    291,500 SH        Sole      NONE     291,500  0       0
RAYTHEON CO                      COM NEW        755111507   3,680.70     94,790 SH        Sole      NONE      94,790  0       0
REDBACK NETWORKS INC             COM NEW        757209507   1,043.59    194,700 SH        Sole      NONE     194,700  0       0
RELIANT ENERGY INC               COM            75952b105  30,008.16  2,198,400 SH        Sole      NONE   2,198,400  0       0
SIGMATEL INC                     COM            82661W107  29,081.31    818,500 SH        Sole      NONE     818,500  0       0
SPRINT CORP                      COM FON        852061100  18,498.76    744,417 SH        Sole      NONE     744,417  0       0
STANDARD PAC CORP NEW            COM            85375c101  33,397.70    520,700 SH        Sole      NONE     520,700  0       0
STORAGE TECHNOLOGY CORP          COM PAR 0.10   862111200  19,155.66    606,000 SH        Sole      NONE     606,000  0       0
SYMMETRY MED INC                 COM            871546206   1,578.75     75,000 SH        Sole      NONE      75,000  0       0
TELEWEST GLOBAL INC              COM            87956t107  14,591.40    830,000 SH        Sole      NONE     830,000  0       0
TOYS R US INC                    COM            892335100  35,904.38  1,754,000 SH        Sole      NONE   1,754,000  0       0
TYCO INTL LTD NEW                COM            902124106  74,115.47  2,073,740 SH        Sole      NONE   2,073,740  0       0
UAP HLDG CORP                    COM            903441103   2,590.50    150,000 SH        Sole      NONE     150,000  0       0
UST INC                          COM            902911106  10,505.78    218,370 SH        Sole      NONE     218,370  0       0
WCI CMNTYS INC                   COM            92923c104   5,380.20    183,000 SH        Sole      NONE     183,000  0       0
WELLCARE HEALTH PLANS INC        COM            94946t106   3,190.53     98,170 SH        Sole      NONE      98,170  0       0
WILLIAMS COS INC DEL             COM            969457100  64,892.36  3,983,570 SH        Sole      NONE   3,983,570  0       0
YUM! BRANDS INC                  COM            988498101   2,303.80     48,830 SH        Sole      NONE      48,830  0       0
ZIPREALTY INC                    COM            98974v107   1,361.69     76,200 SH        Sole      NONE      76,200  0       0



03407.0004 #548064